Investments in Affiliates - Investment Fund Affiliates (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates		$ 1,953,711		$ 1,708,899	$ 1,637,620
Equity in net income (loss) in operating affiliates		$ 8,071	$ 57,997	118,060	203,034	$ 258,195
Investment fund affiliates
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates				1,386,837	1,219,138
Equity in net income (loss) in operating affiliates				$ 73,320	$ 95,816
Ownership percentage remaining				5.80%	6.40%
Combined funds/ estimated total net assets	[1]			$ 24,101,796	$ 19,177,932
Investment fund affiliates | Hedge funds
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates				1,084,198	1,023,160
Equity in net income (loss) in operating affiliates				$ 42,668	$ 67,037
Ownership percentage remaining				5.20%	5.70%
Combined funds/ estimated total net assets	[1]			$ 20,906,592	$ 18,072,156
Investment fund affiliates | Arbitrage
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates				190,016	134,400
Equity in net income (loss) in operating affiliates				$ 612	$ 12,060
Ownership percentage remaining				8.60%	11.00%
Combined funds/ estimated total net assets	[1]			$ 2,202,112	$ 1,224,526
Investment fund affiliates | Directional
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates				551,262	536,470
Equity in net income (loss) in operating affiliates				$ 31,012	$ 32,196
Ownership percentage remaining				7.20%	9.20%
Combined funds/ estimated total net assets	[1]			$ 7,643,134	$ 5,865,247
Investment fund affiliates | Event driven
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	[2]			285,823	300,168
Equity in net income (loss) in operating affiliates	[2]			$ 5,592	$ 21,030
Ownership percentage remaining	[2]			3.00%	3.10%
Combined funds/ estimated total net assets	[1],[2]			$ 9,460,387	$ 9,703,973
Investment fund affiliates | Multi-style
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates				57,097	52,122
Equity in net income (loss) in operating affiliates				$ 5,452	$ 1,751
Ownership percentage remaining				3.60%	4.10%
Combined funds/ estimated total net assets	[1]			$ 1,600,959	$ 1,278,410
Investment fund affiliates | Private investment funds
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates				302,639	195,978
Equity in net income (loss) in operating affiliates				$ 30,652	$ 28,779
Ownership percentage remaining				9.50%	17.70%
Combined funds/ estimated total net assets	[1]			$ 3,195,204	$ 1,105,776

[1]	Total estimated net assets are generally as at November 30 for hedge fund affiliates and September 30 for private investment fund affiliates.
[2]	The Company accounts for its investment in certain funds where the ownership percentage is less than three percent using the equity method, where the Company has significant influence over the related investment management company.